Jul. 01, 2015

John Hancock Variable Insurance Trust
Supplement dated July 1, 2015
to the Prospectus dated April 27, 2015

Alpha Opportunities Trust (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03[2]	0.03[3]	0.03[2]
Total annual fund operating expenses	1.03	1.23	0.98

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Other expenses" have been estimated for the first year of operations of the fund's Series II shares.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	105	125	100
3 years	328	390	312
5 years	569	676	542
10 years	1,259	1,489	1,201

International Core Trust (the "fund")
The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.87	0.87	0.87
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses[2]	0.08	0.08	0.08
Total annual fund operating expenses	1.00	1.20	0.95

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	102	122	97
3 years	318	381	303
5 years	552	660	525
10 years	1,225	1,455	1,166